Schedule of Ordinary Shares Issuance and Outstanding (Details) - USD ($)	Mar. 31, 2025	Nov. 22, 2024	Jun. 15, 2023	Jun. 12, 2023	Jun. 02, 2023	Dec. 08, 2022	Dec. 05, 2022	Dec. 02, 2022	Nov. 25, 2022	Aug. 02, 2022
Equity [Abstract]
Number of shares	12,975,000	1,725,000	1,500,000	375,000	2,925,000	6,450,000	22,488,750	49,999	11,249	50,000
Par value		$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 1	$ 1	$ 1
Amount	$ 6,488	$ 863	$ 750	$ 188	$ 1,463	$ 3,225		$ 49,999	$ 11,249	$ 50,000